Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable, net
5.	Accounts receivable, net
Accounts receivable, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable	643,843	686,057
Allowance for doubtful accounts	—	(10,261)

Accounts receivable, net	643,843	675,796

The movements in the allowance for doubtful accounts are as follows:

As of December 31,
2022
RMB
Balance at beginning of the year	—
Additions	(10,866)
Write-offs	605

Balance at end of the year	(10,261)